2. Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities beginning balance
Summary of Effect of Changes in Foreign Exchange Rates
Brazilian Real x U.S. Dollar	Dec-20	Sep-20	Jun-20	Mar-20	Dec-19	Sep-19	Jun-19	Mar-19	Dec-18	Sep-18	Jun-18	Mar-18
Quarterly average exchange rate	5.39	5.38	5.39	4.47	4.12	3.97	3.92	3.77	3.81	3.95	3.61	3.24
Period-end exchange rate	5.20	5.64	5.48	5.20	4.03	4.16	3.83	3.90	3.87	4.00	3.86	3.32